Derivative Liability - Schedule of Valuation Assumptions for Derivative Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate		0.19%
Expected volatility	123.00%	125.00%
Expected dividend yield	0.00%	0.00%	0.00%
Fair Value of Derivative Liability	$ 201,836	$ 240,791	$ 401,127	$ 1,406,596
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	1.50%		0.19%
Expected volatility			105.06%
Expected life (in years)	6 months	1 year	4 days
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	1.89%		1.04%
Expected volatility			124.77%
Expected life (in years)	2 years 6 months	3 years	4 years